Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	FOXO Technologies Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 to the Registration Statement on Form S-1 of FOXO Technologies Inc. (the “Company”) (File No. 333-275072) is being filed as an exhibit-only filing solely to file the Finder’s Fee Agreement, dated as of October 9, 2023, between the Company and J.H. Darbie & Co., Inc. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16 of Part II of the Registration Statement, the signature pages to the Registration Statement, and the filed exhibits. The prospectus and the balance of Part II of the Registration Statement are unchanged hereby and have been omitted.
Entity Central Index Key	0001812360
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE